Trade Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Trade Receivables [Abstract]
Allowance for doubtful accounts	$ 15,570
Ttrade receivable	$ 124,764	$ 17,238	$ 10,795